Stock-Based and Long-Term Compensation (Details 2) (USD $)					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008 Y	Dec. 31, 2011 07.31 - 08.79 [Member] Y	Dec. 31, 2011 09.10 - 09.90 [Member] Y	Dec. 31, 2011 10.36 - 10.90 [Member] Y	Dec. 31, 2011 12.45 - 13.34 [Member] Y	Dec. 31, 2011 17.46 - 23.00 [Member] Y	Dec. 31, 2011 24.00 - 30.00 [Member] Y	Dec. 31, 2011 34.40 - 35.84 [Member] Y	Dec. 31, 2011 40.00 - 40.69 [Member] Y
Summary of stock options outstanding
Range of Exercise Prices, Minimum					$ 7.31	$ 9.10	$ 10.36	$ 12.45	$ 17.46	$ 24.00	$ 34.40	$ 40.00
Range of Exercise Prices, Maximum					$ 8.79	$ 9.90	$ 10.90	$ 13.34	$ 23.00	$ 30.00	$ 37.64	$ 40.69
Options Outstanding, Shares	3,647,745				61,665	80,313	770,268	309,977	1,502,669	1,133,657	464,239	8,413
Options Outstanding, Weighted Average Remaining Contractual Life	6.0	0	0	0	1.3	0.4	2.6	6.9	6.3	7.9	6.8	6.2
Options Outstanding, Weighted Average Price	$ 19.62				$ 8.78	$ 9.48	$ 10.66	$ 12.88	$ 19.92	$ 25.98	$ 35.37	$ 40.69
Options Exercisable, Shares					61,665	80,313	770,268	309,977	1,236,572	829,664	350,873	8,413
Options Exercisable, Weighted Average Price					$ 8.78	$ 9.48	$ 10.66	$ 12.88	$ 19.55	$ 25.38	$ 35.57	$ 40.69